Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks 97.31% Shares Market Value
Data Center REITs 8.32%
Digital Realty Trust, Inc. 25,881 $ 2,544,361
Equinix, Inc. 6,760 4,874,231
7,418,592
Energy 2.38%
Black Stone Minerals LP 14,000 219,660
Cheniere Energy Partners LP 13,800 653,016
Energy Transfer LP 42,500 529,975
Enterprise Products Partners LP 7,000 181,300
Magellan Midstream Partners LP 1,100 59,686
MPLX LP 9,000 310,050
Viper Energy Partners LP 6,000 168,000
2,121,687
Financials 0.33%
Blackstone Group, Inc. (The), Class A 3,300 289,872
Gaming REITs 5.47%
Gaming and Leisure Properties, Inc. 33,885 1,764,053
VICI Properties, Inc. 95,297 3,108,588
4,872,641
Health Care REITs 4.37%
Global Medical REIT, Inc. 15,000 136,650
Healthcare Realty Trust, Inc. 10,000 193,300
Healthpeak Properties, Inc. 43,568 957,189
Medical Properties Trust, Inc. 29,500 242,490
Omega Healthcare Investors, Inc. 11,000 301,510
Physicians Realty Trust 16,350 244,105
Ventas, Inc. 6,050 262,268
Welltower, Inc. 21,725 1,557,465
3,894,977
Hotel REITs 2.70%
Apple Hospitality REIT, Inc. 45,210 701,659
Host Hotels & Resorts, Inc. 46,900 773,381
Park Hotels & Resorts, Inc. 9,250 114,330
Pebblebrook Hotel Trust 42,281 593,625
Summit Hotel Properties, Inc. 9,000 63,000
Sunstone Hotel Investors, Inc. 15,700 155,116
2,401,111
Industrial REITs 18.44%
Americold Realty Trust 4,700 133,715
Innovative Industrial Properties, Inc. 3,000 227,970
Prologis, Inc. 86,751 10,823,922
Rexford Industrial Realty, Inc. 16,500 984,225
STAG Industrial, Inc. 45,950 1,554,029

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks 97.31% (continued) Shares Market Value
Industrial REITs 18.44% (continued)
Terreno Realty Corp. 41,900 $ 2,706,740
16,430,601
Infrastructure REITs 3.78%
American Tower Corp., Class A 7,760 1,585,679
Crown Castle International Corp. 13,330 1,784,087
3,369,766
Midstream - Oil & Gas 0.34%
Plains All American Pipeline LP 11,000 137,170
Plains GP Holdings LP, Class A
(a)
5,000 65,600
Western Midstream Partners LP 3,750 98,888
301,658
Mortgage Finance 0.96%
Blackstone Mortgage Trust, Inc., Class A 23,200 414,120
Starwood Property Trust, Inc. 25,000 442,250
856,370
Multi Asset Class REITs 2.74%
Lexington Realty Trust 2,700 27,837
One Liberty Properties, Inc. 2,500 57,325
WP Carey, Inc. 30,450 2,358,353
2,443,515
Office REITs 2.72%
Alexandria Real Estate Equities, Inc. 13,450 1,689,185
American Assets Trust, Inc. 3,500 65,065
Boston Properties, Inc. 6,215 336,356
City Office REIT, Inc. 4,000 27,600
Cousins Properties, Inc. 1,000 21,380
Hudson Pacific Properties, Inc. 4,250 28,263
Kilroy Realty Corp. 8,015 259,686
2,427,535
Residential REITs 21.64%
American Homes 4 Rent, Class A 15,050 473,322
Apartment Income REIT Corp. 25,902 927,551
AvalonBay Communities, Inc. 15,390 2,586,443
Camden Property Trust 13,600 1,425,824
Equity LifeStyle Properties, Inc. 34,450 2,312,629
Equity Residential 30,715 1,842,900
Essex Property Trust, Inc. 5,636 1,178,713
Invitation Homes, Inc. 2,000 62,460
Mid-America Apartment Communities, Inc. 17,822 2,691,835
Sun Communities, Inc. 25,950 3,655,836
UDR, Inc. 48,100 1,974,986

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks 97.31% (continued) Shares Market Value
Residential REITs 21.64% (continued)
UMH Properties, Inc. 10,500 $ 155,295
19,287,794
Retail REITs 11.12%
Agree Realty Corp. 8,250 566,032
Brixmor Property Group, Inc. 47,975 1,032,422
Federal Realty Investment Trust 13,700 1,353,971
Four Corners Property Trust, Inc. 5,000 134,300
Getty Realty Corp. 1,000 36,030
Kimco Realty Corp. 29,569 577,483
National Retail Properties, Inc. 17,750 783,663
Realty Income Corp. 31,485 1,993,630
Regency Centers Corp. 24,500 1,498,910
Simon Property Group, Inc. 17,300 1,937,081
Spirit MTA REIT
(a)(b)
1,140 –
9,913,522
Self-Storage REITs 10.40%
CubeSmart 20,750 959,065
Extra Space Storage, Inc. 13,395 2,182,447
Life Storage, Inc. 25,850 3,388,676
Public Storage 9,075 2,741,921
9,272,109
Specialty REITs 1.49%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,717 134,906
Iron Mountain, Inc. 22,500 1,190,475
1,325,381
Timber REITs 0.11%
Weyerhaeuser Co. 3,300 99,429
Total Common Stocks
(Cost $72,158,630) 86,726,560
Preferred Stocks 2.35% Shares Market Value
Data Center REITs 0.10%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 85,960
Hotel REITs 1.16%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 100,800
Hersha Hospitality Trust, Series D, 6.50% 5,000 97,050
Hersha Hospitality Trust, Series E, 6.50% 5,000 99,050
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 47,000
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 74,480
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 97,800
Sotherly Hotels, Inc., Series B, 8.00% 6,000 145,260
Sotherly Hotels, Inc., Series C, 7.88% 2,000 48,080

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Preferred Stocks 2.35% (continued) Shares Market Value
Hotel REITs 1.16% (continued)
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 $ 177,100
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 80,960
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 76,640
1,044,220
Mortgage Finance 0.04%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 34,140
Multi Asset Class REITs 0.04%
Vornado Realty Trust, Series M, 5.25% 2,500 33,800
Office REITs 0.05%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 40,000
Residential REITs 0.05%
American Homes 4 Rent, Series G, 5.88% 2,000 47,020
Retail REITs 0.20%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 39,280
Federal Realty Investment Trust, Series C, 5.00% 6,500 138,255
177,535
Self-Storage REITs 0.71%
Public Storage, Series I, 4.88% 1,917 41,791
Public Storage, Series K, 4.75% 4,000 87,040
Public Storage, Series L, 4.63% 2,000 41,800
Public Storage, Series M, 4.13% 1,167 21,659
Public Storage, Series N, 3.88% 4,000 72,800
Public Storage, Series P, 4.00% 2,000 36,940
Public Storage, Series Q, 3.95% 4,000 72,360
Public Storage, Series R, 4.00% 4,000 74,000
Public Storage, Series S, 4.10% 10,000 185,100
633,490
Total Preferred Stocks
(Cost $2,752,766) 2,096,165
Municipal Bonds 0.18%
Principal
Amount
Franklin County Convention Facilities Authority, Revenue Bonds ,   6.54%,
12/1/2036 $ 140,000 158,903
Total Municipal Bonds
(Cost $159,697) 158,903
Total Investments — 99.84%
(Cost $75,071,093) 88,981,628
Other Assets in Excess of Liabilities  — 0.16% 145,807
NET ASSETS - 100.00% $ 89,127,435

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.

Spirit of America Large Cap Value Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks 98.86% Shares Market Value
Communications 5.33%
Alphabet, Inc., Class A
(a)
36,300 $ 3,765,399
AT&T, Inc. 6,500 125,125
Verizon Communications, Inc. 28,540 1,109,921
Walt Disney Co. (The)
(a)
18,950 1,897,463
6,897,908
Consumer Discretionary 3.61%
Amazon.com, Inc.
(a)
11,600 1,198,164
Home Depot, Inc. (The) 6,038 1,781,935
Lowe's Companies, Inc. 1,750 349,947
Masco Corp. 8,500 422,620
McDonald's Corp. 2,980 833,238
NIKE, Inc., Class B 700 85,848
4,671,752
Consumer Staples 9.22%
Altria Group, Inc. 12,650 564,443
Coca-Cola Co. (The) 7,900 490,037
Colgate-Palmolive Co. 1,500 112,725
Conagra Brands, Inc. 7,100 266,676
Constellation Brands, Inc., Class A 1,400 316,246
Costco Wholesale Corp. 6,451 3,205,308
Kroger Co. (The) 9,000 444,330
Lamb Weston Holdings, Inc. 4,300 449,436
PepsiCo, Inc. 2,400 437,520
Philip Morris International, Inc. 7,350 714,787
Procter & Gamble Co. (The) 7,265 1,080,233
Target Corp. 11,130 1,843,462
Wal-Mart Stores, Inc. 13,684 2,017,706
11,942,909
Energy 12.83%
Antero Midstream Corp. 5,000 52,450
Baker Hughes Co. 8,750 252,525
Cheniere Energy, Inc. 13,150 2,072,440
Chevron Corp. 16,960 2,767,194
CNX Resources Corp.
(a)
4,000 64,080
ConocoPhillips 10,300 1,021,863
Devon Energy Corp. 10,300 521,283
Diamondback Energy, Inc. 2,650 358,200
Enbridge, Inc. 3,000 114,450
EOG Resources, Inc. 4,400 504,372
Exxon Mobil Corp. 7,550 827,933
Halliburton Co. 4,000 126,560
Kinder Morgan, Inc. 22,750 398,352
Marathon Oil Corp. 2,000 47,920
Marathon Petroleum Corp. 1,150 155,055

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks 98.86% (continued) Shares Market Value
Energy 12.83% (continued)
Occidental Petroleum Corp. 6,500 $ 405,795
ONEOK, Inc. 2,000 127,080
Phillips 66 7,250 735,005
Pioneer Natural Resources Co. 7,575 1,547,118
Schlumberger Ltd. 500 24,550
Targa Resources Corp. 5,600 408,520
Valero Energy Corp. 16,765 2,340,394
Williams Companies, Inc. (The) 58,000 1,731,880
16,605,019
Financials 7.02%
American Express Co. 5,000 824,750
Bank of America Corp. 28,850 825,110
Berkshire Hathaway, Inc., Class B
(a)
3,770 1,164,063
Blackstone Group, Inc. (The), Class A 11,250 988,200
Carlyle Group, Inc. (The) 6,050 187,913
Citigroup, Inc. 17,200 806,508
CME Group, Inc. 1,404 268,894
Goldman Sachs Group, Inc. (The) 2,915 953,526
JPMorgan Chase & Co. 20,992 2,735,467
Morgan Stanley 3,000 263,400
Wells Fargo & Co. 2,000 74,760
9,092,591
Health Care 11.89%
Abbott Laboratories 3,100 313,906
AbbVie, Inc. 24,957 3,977,397
Amgen, Inc. 1,650 398,887
Bristol-Myers Squibb Co. 16,650 1,154,012
Centene Corp.
(a)
7,300 461,433
CVS Health Corp. 6,211 461,539
Edwards LifeSciences Corp.
(a)
3,000 248,190
Eli Lilly & Co. 3,200 1,098,944
Humana, Inc. 1,350 655,371
McKesson Corp. 4,700 1,673,435
Medtronic PLC 7,069 569,903
Merck & Co., Inc. 18,350 1,952,257
Quest Diagnostics, Inc. 4,500 636,660
Thermo Fisher Scientific, Inc. 1,090 628,243
UnitedHealth Group, Inc. 2,450 1,157,846
15,388,023
Industrials 10.16%
Boeing Co. (The)
(a)
3,355 712,703
Caterpillar, Inc. 11,340 2,595,045
CSX Corp. 37,600 1,125,744
Cummins, Inc. 3,550 848,024
Deere & Co. 6,235 2,574,307

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks 98.86% (continued) Shares Market Value
Industrials 10.16% (continued)
FedEx Corp. 1,500 $ 342,735
Honeywell International, Inc. 8,900 1,700,968
Johnson Controls International PLC 8,253 496,996
Lockheed Martin Corp. 200 94,546
Raytheon Technologies Corp. 2,100 205,653
Union Pacific Corp. 750 150,945
United Parcel Service, Inc., Class B 2,450 475,275
Waste Connections, Inc. 13,175 1,832,247
13,155,188
Materials 1.80%
CF Industries Holdings, Inc. 8,200 594,418
Corteva, Inc. 7,233 436,222
Dow, Inc. 6,083 333,470
DuPont de Nemours, Inc. 6,500 466,505
International Paper Co. 500 18,030
New Linde PLC 1,300 462,072
WestRock Co. 500 15,235
2,325,952
Real Estate Investment Trusts (REITs) 2.11%
American Tower Corp., Class A 1,040 212,514
Crown Castle International Corp. 2,690 360,030
Equinix, Inc. 900 648,936
Mid-America Apartment Communities, Inc. 250 37,760
Prologis, Inc. 6,300 786,051
Sun Communities, Inc. 3,100 436,728
Terreno Realty Corp. 2,075 134,045
VICI Properties, Inc. 3,073 100,241
Weyerhaeuser Co. 500 15,065
2,731,370
Technology 31.31%
Accenture PLC, Class A 3,825 1,093,223
Adobe, Inc.
(a)
1,400 539,518
Advanced Micro Devices, Inc.
(a)
2,300 225,423
Apple, Inc. 49,332 8,134,847
Applied Materials, Inc. 14,220 1,746,643
Cisco Systems, Inc. 17,250 901,744
Cognizant Technology Solutions Corp., Class A 4,600 280,278
Corning, Inc. 10,000 352,800
Dell Technologies, Inc., Class C 1,624 65,301
Garmin Ltd. 1,000 100,920
HP, Inc. 15,600 457,860
International Business Machines Corp. 2,668 349,748
MasterCard, Inc., Class A 2,400 872,184
Microchip Technology, Inc. 6,450 540,381
Microsoft Corp. 19,839 5,719,584

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Common Stocks 98.86% (continued) Shares Market Value
Technology 31.31% (continued)
NetApp, Inc. 2,600 $ 166,010
NortonLifeLock, Inc. 24,700 423,852
NVIDIA Corp. 35,792 9,941,944
Oracle Corp. 26,575 2,469,349
Palo Alto Networks, Inc.
(a)
200 39,948
Paychex, Inc. 3,850 441,171
QUALCOMM, Inc. 3,550 452,909
Texas Instruments, Inc. 10,425 1,939,154
Visa, Inc., Class A 7,150 1,612,039
Workday, Inc., Class A
(a)
7,280 1,503,611
Zscaler, Inc.
(a)
1,400 163,562
40,534,003
Utilities 3.58%
AES Corp. 7,000 168,560
American Electric Power Company, Inc. 1,850 168,332
Dominion Energy, Inc. 13,000 726,830
Duke Energy Corp. 2,000 192,940
Edison International 2,600 183,534
NextEra Energy, Inc. 28,625 2,206,415
UGI Corp. 1,000 34,760
WEC Energy Group, Inc. 10,100 957,379
4,638,750
Total Common Stocks
(Cost $69,028,884) 127,983,465
Preferred Stocks 0.82% Shares Market Value
Financials 0.72%
Arch Capital Group Ltd., Series F, 5.45% 2,000 46,020
Arch Capital Group Ltd., Series G, 4.55% 2,000 38,500
Athene Holding Ltd., Series C, 6.38% 2,000 48,180
Bank of America Corp., Series GG, 6.00% 4,000 98,440
Bank of America Corp., Series HH, 5.88% 2,000 47,880
Bank of America Corp., Series LL, 5.00% 2,000 42,620
Bank of America Corp., Series SS, 4.75% 2,000 41,440
Charles Schwab Corp. (The), Series J, 4.45% 2,000 38,640
Globe Life, Inc., 4.25% 1,000 19,100
JPMorgan Chase & Co., Series EE, 6.00% 2,000 50,360
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 42,240
JPMorgan Chase & Co., Series LL 4.63% 6,000 126,720
JPMorgan Chase & Co., Series MM, 4.20% 6,000 118,620
Morgan Stanley, Series O, 4.25% 2,000 37,900
Northern Trust Corp., Series E, 4.70% 1,360 31,294
Prudential Financial, Inc., 4.13% 705 14,142
Prudential Financial, Inc., 5.63% 2,000 50,000
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,591

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Preferred Stocks 0.82% (continued) Shares Market Value
Financials 0.72% (continued)
U.S. Bancorp, Series O, 4.50% 2,000 $ 42,280
936,967
Utilities 0.10%
Brookfield Infrastructure Partners LP, 5.00% 2,000 37,160
DTE Energy Co., 4.38% 2,000 39,700
Entergy Louisiana LLC, 4.88% 2,000 46,780
123,640
Total Preferred Stocks
(Cost $1,234,695) 1,060,607
Shares Market Value
Money Market Funds 0.43%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.73%
(b)
557,210 557,210
Total Money Market Funds
(Cost $557,210) 557,210
Total Investments — 100.11%
(Cost $70,820,789) 129,601,282
Liabilities in Excess of Other Assets  — (0.11)% (137,618)
NET ASSETS - 100.00% $ 129,463,664
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2023.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Municipal Bonds 99.07%
Principal
Amount Market Value
Arizona 1.45%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 541,193
California 6.67%
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 654,255
Los Angeles CA Department of Water & Power, Revenue Bonds , Callable
1/1/2029 @ 100,   5.25%, 7/1/2049 200,000 217,402
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 509,707
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 146,987
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds , Callable 11/1/2030 @ 100,   5.00%, 11/1/2050 200,000 219,285
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 100,000 100,909
San Francisco Municipal Transportation Agency , Callable 3/1/2027 @
100,   4.00%, 3/1/2046 200,000 200,681
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 264,827
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 179,771
2,493,824
Connecticut 5.82%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 243,155
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 232,359
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 24,218
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 264,020
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2024 @ 100,   5.00%, 7/1/2034 100,000 102,213
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue
Bonds , Callable 10/1/2023 @ 100,   5.00%, 10/1/2030 250,000 252,469
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 543,648
State of Connecticut, General Obligation Unlimited ,   5.00%, 6/15/2024 250,000 257,324
University of Connecticut, University & College Improvements, Revenue
Bonds , Callable 2/15/2024 @ 100,   5.00%, 2/15/2034 250,000 254,353
2,173,759

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
District of Columbia 2.17%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 $ 320,000 $ 320,553
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 250,000 264,822
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 159,647
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 65,000 63,957
808,979
Florida 8.38%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 152,229
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,025,747
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,931
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements,
Revenue Bonds ,   5.00%, 10/1/2025 120,000 120,194
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 302,005
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,029,154
3,130,260
Georgia 1.57%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 452,354
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2027 @ 100,   5.00%, 11/1/2047 125,000 132,500
584,854
Illinois 1.93%
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 750,000 719,312
Indiana 3.64%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2026 @ 100,   5.00%, 10/1/2046 600,000 631,892
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2030 @ 100,   5.00%, 10/1/2050 500,000 540,581
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds ,
Callable 11/1/2025 @ 100,   4.00%, 11/1/2051 200,000 187,860
1,360,333
Iowa 0.72%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 268,871

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
Maine 1.76%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds ,
Callable 7/1/2030 @ 100,   4.00%, 7/1/2045 $ 385,000 $ 374,082
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 95,000 94,052
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 92,782
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 44,927
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 52,789
658,632
Maryland 1.07%
City of Baltimore MD, Water Projects, Revenue Bonds , Callable 7/1/2029 @
100,   4.00%, 7/1/2049 405,000 400,442
Massachusetts 5.02%
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 534,017
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 243,610
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 198,992
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 90,000 88,788
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 40,267
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   5.13%, 12/1/2039 65,000 65,047
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 60,000 60,037
Massachusetts School Building Authority, Revenue Bonds , Callable
2/15/2028 @ 100,   5.25%, 2/15/2048 500,000 537,137
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 106,201
1,874,096
Michigan 1.27%
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 474,063
Minnesota 1.59%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 592,739

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
Missouri 2.44%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 $ 500,000 $ 477,937
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 100,000 95,891
Missouri State Health & Educational Facilities Authority, Health Facilities
Revenue. Revenue Bonds , Callable 11/15/2027 @ 100,   4.00%,
11/15/2049 360,000 338,080
911,908
Nevada 1.96%
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 733,483
New Jersey 3.50%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 128,649
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 160,496
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 15,000 15,016
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 491,047
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 161,694
New Jersey St Transportation Trust Fund Authority, Revenue Bonds , Callable
12/15/2030 @ 100,   4.00%, 6/15/2045 100,000 96,050
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 255,480
1,308,432
New York 19.64%
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2043 195,000 207,726
City of New York NY, General Obligation Unlimited , Callable 10/1/2029 @
100,   5.00%, 10/1/2039 145,000 159,868
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2040 305,000 328,005
City of New York NY, General Obligation Unlimited , Callable 3/1/2030 @
100,   5.00%, 3/1/2043 150,000 162,726
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A , Callable
2/15/2027 @ 100,   4.00%, 2/15/2044 575,000 566,629
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 270,375
Metropolitan Transportation Authority, Refunding Revenue Bonds ,   5.25%,
11/15/2028 50,000 50,819

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
New York 19.64% (continued)
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 $ 250,000 $ 273,484
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 270,711
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 263,137
Metropolitan Transportation Authority, Transit Improvements, Revenue
Bonds , Callable 5/15/2023 @ 100,   5.00%, 11/15/2033 100,000 100,119
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 252,275
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 240,770
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 150,765
New York City Transitional Finance Authority ,   5.00%, 8/1/2023 75,000 75,540
New York City Transitional Finance Authority ,   5.00%, 8/1/2023 25,000 25,186
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 260,238
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 266,058
New York City Transitional Finance Authority Future Tax Secured Revenue
Bonds , Callable 5/1/2027 @ 100,   4.00%, 5/1/2044 300,000 297,701
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series 2016 A-1 ,   5.00%,
8/1/2024 100,000 103,149
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 102,845
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 26,360
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2028
@ 100,   5.00%, 6/15/2049 500,000 534,110
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 110,297
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 280,043
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 142,440
New York State Dormitory Authority, Revenue Bonds , Callable 3/15/2028 @
100,   5.00%, 3/15/2043 250,000 266,879
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,004
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 100,925

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
New York 19.64% (continued)
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 $ 30,000 $ 32,441
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 271,742
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 277,740
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 324,939
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2023 100,000 101,511
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 264,177
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 5/15/2031
@ 100,   5.00%, 11/15/2051 60,000 64,533
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 106,670
7,337,937
North Carolina 0.55%
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 101,615
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 105,053
206,668
North Dakota 0.27%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 101,067
Pennsylvania 11.74%
Allegheny County PA Hospital, Development Authority, Revenue Bonds ,
Callable 4/1/2028 @ 100,   4.00%, 4/1/2044 150,000 140,575
Chester County Health and Education, Revenue Bonds , Callable 9/1/2030 @
100,   4.00%, 9/1/2050 375,000 350,256
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   5.00%, 10/1/2046 500,000 540,994
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   4.00%, 10/1/2051 500,000 460,745
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Revenue, Revenue Bonds , Callable 6/1/2028 @ 100,   4.00%, 6/1/2039 250,000 246,882
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue
Bonds , Callable 7/1/2029 @ 100,   4.00%, 7/1/2049 450,000 412,938
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 86,714
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 81,284
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 85,025

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
Pennsylvania 11.74% (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 $ 100,000 $ 91,117
Pennsylvania State Economic Development Financing Authority, Revenue
Bonds Series 2017 A , Callable 11/15/2027 @ 100,   4.00%, 11/15/2047 400,000 376,296
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 134,015
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 106,843
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 204,731
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 512,249
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 172,356
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2030 @ 100,   5.00%, 11/1/2045 355,000 382,390
4,385,410
South Dakota 0.78%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 246,560
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 44,286
290,846
Tennessee 0.95%
City of Memphis, TN , Callable 4/1/2024 @ 100,   5.00%, 4/1/2044 80,000 81,000
City of Memphis, TN ,   5.00%, 4/1/2044 20,000 20,457
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,390
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 53,711
355,558
Texas 11.26%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 16,034
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 269,034
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 500,333
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 256,538
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 134,115
North Texas Tollway Authority Revenue, Revenue Bonds, Series 2017 A ,
Callable 1/1/2028 @ 100,   4.00%, 1/1/2043 470,000 463,131

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  99.07% (continued)
Principal
Amount Market Value
Texas 11.26% (continued)
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 $ 250,000 $ 245,373
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 216,930
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 205,000 220,500
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 207,343
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2037 500,000 516,487
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2054 500,000 485,833
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 450,000 477,396
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 199,403
4,208,450
Utah 1.41%
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds ,
Callable 5/15/2026 @ 100,   5.00%, 5/15/2050 500,000 528,535
Vermont 0.60%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 225,000 225,072
Virginia 0.69%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 77,204
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 182,159
259,363
Wisconsin 0.22%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 80,000 81,579
Total Municipal Bonds
(Cost $38,946,337) 37,015,665
Total Investments — 99.07%
(Cost $38,946,337) 37,015,665
Other Assets in Excess of Liabilities  — 0.93% 345,873
NET ASSETS - 100.00% $ 37,361,538
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks 11.31% Shares Market Value
Communications 0.37%
Verizon Communications, Inc. 7,500 $ 291,675
Consumer Staples 0.99%
Philip Morris International, Inc. 8,000 778,000
Energy 6.32%
Chevron Corp. 5,500 897,380
Enbridge, Inc. 25,000 953,750
Kinder Morgan, Inc. 40,000 700,400
Phillips 66 5,500 557,590
TC Energy Corp. 15,000 583,650
Williams Companies, Inc. (The) 42,500 1,269,050
4,961,820
Financials 0.60%
Blackstone Group, Inc. (The), Class A 3,000 263,520
Blackstone Mortgage Trust, Inc., Class A 11,565 206,435
469,955
Health Care 1.42%
AbbVie, Inc. 7,000 1,115,590
Real Estate 1.24%
City Office REIT, Inc. 10,000 69,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 8,000 228,800
Medical Properties Trust, Inc. 5,000 41,100
Physicians Realty Trust 2,000 29,860
Simon Property Group, Inc. 4,000 447,880
Spirit MTA REIT
(a)(b)
2,000 –
Spirit Realty Capital, Inc. 4,000 159,360
976,000
Utilities 0.37%
Duke Energy Corp. 3,000 289,410
Total Common Stocks
(Cost $7,312,666) 8,882,450
Preferred Stocks 19.49% Shares Market Value
Financials 12.80%
Affiliated Managers Group, Inc., 4.20% 15,000 239,550
Affiliated Managers Group, Inc., 4.75% 10,000 179,600
Allstate Corp. (The), Series I, 4.75% 20,000 442,800
American Financial Group, Inc., 5.13% 15,000 290,100
American Financial Group, Inc., 5.63% 20,000 440,400
Athene Holding Ltd., Series C, 6.38% 10,000 240,900
Athene Holding Ltd., Series D, 4.88% 20,000 314,800

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Preferred Stocks 19.49% (continued) Shares Market Value
Financials 12.80% (continued)
Bank of America Corp., Series HH, 5.88% 8,000 $ 191,520
Bank of America Corp., Series LL, 5.00% 20,000 426,200
Bank of America Corp., Series NN, 4.38% 10,000 185,700
Bank of America Corp., Series PP, 4.13% 16,667 291,839
Bank of America Corp., Series QQ, 4.25% 10,000 181,800
Brighthouse Financial, Inc., Series C, 5.38% 20,000 335,000
Capital One Financial Corp., Series J, 4.80% 10,000 191,400
Capital One Financial Corp., Series K, 4.63% 18,500 331,335
CNO Financial Group, Inc., 5.13% 2,000 32,500
Equitable Holdings, Inc., Series C, 4.30% 20,000 372,000
Fulton Financial Corp., Series A, 5.13% 6,000 99,780
Huntington Bancshares, Inc., Series H, 4.50% 10,000 182,900
JPMorgan Chase & Co., Series EE, 6.00% 20,000 503,600
JPMorgan Chase & Co., Series GG, 4.75% 20,000 432,200
KeyCorp, Series G, 5.63% 15,000 329,100
MetLife, Inc., Series F, 4.75% 15,000 326,550
Morgan Stanley, Series O, 4.25% 10,000 189,500
Northern Trust Corp., Series E, 4.70% 18,640 428,907
Prudential Financial, Inc., 4.13% 3,530 70,812
Prudential Financial, Inc., 5.63% 10,000 250,000
Prudential Financial, Inc., 5.95% 10,000 253,500
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 14,679
Selective Insurance Group, Inc., Series B, 4.60% 1,000 17,200
State Street Corp., 5.35% 1,000 25,070
U.S. Bancorp, Series L, 3.75% 20,000 356,000
U.S. Bancorp, Series M, 4.00% 10,000 186,000
W.R. Berkley Corp., 5.10% 20,000 423,400
Washington Federal, Inc., Series A, 4.88% 10,000 162,000
Wells Fargo & Co., Series AA, 4.70% 20,000 377,800
Wells Fargo & Co., Series CC, 4.38% 20,000 351,800
Wells Fargo & Co., Series Z, 4.75% 20,000 384,200
10,052,442
Real Estate 2.30%
Brookfield Property Partners LP, Series A, 5.75% 7,500 93,375
Diversified Healthcare Trust, 5.63% 26,660 340,182
Federal Realty Investment Trust, Series C, 5.00% 7,500 159,525
Public Storage, Series I, 4.88% 9,583 208,909
Public Storage, Series L, 4.63% 10,000 209,000
Public Storage, Series M, 4.13% 3,889 72,180
Public Storage, Series N, 3.88% 20,000 364,000
Public Storage, Series S, 4.10% 10,000 185,100
Vornado Realty Trust, 5.40% 12,298 171,926
1,804,197

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Preferred Stocks 19.49% (continued) Shares Market Value
Technology 0.11%
Pitney Bowes, Inc., 6.70% 5,700 $ 90,003
Utilities 4.28%
BIP Bermuda Holdings I Ltd, 5.13% 10,000 183,300
Brookfield Infrastructure Partners LP, 5.00% 10,000 185,800
Brookfield Infrastructure Partners LP, 5.13% 25,000 467,750
DTE Energy Co., Series G, 4.38% 20,000 427,600
Entergy Arkansas, Inc., 4.88% 20,000 449,400
Entergy Louisiana LLC, 4.88% 10,000 233,900
Entergy Mississippi, Inc., 4.90% 30,000 692,400
Southern Co., 4.95% 21,000 474,600
Southern Co., 5.25% 5,000 122,100
Southern Co., Series C, 4.20% 6,000 120,000
3,356,850
Total Preferred Stocks
(Cost $19,242,722) 15,303,492
Collateralized Mortgage Obligations 0.07%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 $ 16,619 10,233
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 17,967 11,063
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 39,494 37,323
Total Collateralized Mortgage Obligations  (Cost $54,706) 58,619
Corporate Bonds 10.35%
Principal
Amount Market Value
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 448,422
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 90,625
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 94,305
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(b)(c)
400,000 355,452
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 281,951
General Electric Co., 8.20%, 12/29/2049 352,000 352,968
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 919,895
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 534,085
Hospitality Properties Trust, 4.50%, 3/15/2025 500,000 460,069
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 265,273
MetLife, Inc., 9.25%, 4/8/2038
(c)
1,500,000 1,771,969
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,299,392
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 982,969
Valero Energy Corp., 8.75%, 6/15/2030 224,000 270,269
Total Corporate Bonds
(Cost $8,473,497) 8,127,644

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds 57.25%
Principal
Amount Market Value
Alabama 2.41%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 $ 2,000,000 $ 1,892,496
Arizona 0.52%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 225,000 236,530
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 175,527
412,057
California 4.15%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 482,705
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 76,132
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 500,054
County of San Bernardino, CA, Refunding Revenue Bonds ,   6.02%, 8/1/2023 45,000 45,103
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 519,145
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 341,513
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 538,969
University of California Revenues, Revenue Bonds , Callable 5/15/2030 @
100,   6.30%, 5/15/2050 260,000 277,565
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 229,339
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 243,189
3,253,714
Colorado 0.75%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 500,000 589,384
Connecticut 0.38%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 301,914
Florida 4.37%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 875,000 910,036
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds ,   5.22%, 10/1/2040 300,000 305,705
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 525,018
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,232,479

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  57.25% (continued)
Principal
Amount Market Value
Florida 4.37% (continued)
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 $ 250,000 $ 283,230
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 173,754
3,430,222
Georgia 3.23%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 94,358
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,422,000 1,476,143
State of Georgia, Public Improvements, General Obligation Unlimited ,
Callable 2/1/2024 @ 100,   3.84%, 2/1/2032 1,000,000 967,644
2,538,145
Hawaii 0.61%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 481,711
Idaho 0.51%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) ,   5.25%, 9/1/2024 400,000 400,052
Illinois 2.19%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 285,449
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,330,000 1,434,916
1,720,365
Indiana 2.47%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2023 @ 100,   3.95%, 7/5/2029 1,000,000 971,184
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2023 @ 100,   3.75%, 7/5/2028 1,000,000 968,815
1,939,999
Kansas 0.49%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 383,636
Kentucky 0.39%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue Bonds
Series 2010C ,   5.37%, 11/1/2025 305,000 305,501
Louisiana 0.09%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 74,412

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  57.25% (continued)
Principal
Amount Market Value
Massachusetts 0.51%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 $ 105,000 $ 108,609
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 276,099
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,017
399,725
Michigan 1.10%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited ,   6.20%, 5/1/2024 200,000 200,172
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 500,461
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 151,134
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,130
856,897
Mississippi 0.92%
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 722,574
Missouri 4.25%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,295,000 2,742,652
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 597,624
3,340,276
Nebraska 0.26%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 207,247
Nevada 1.51%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 859,814
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 329,466
1,189,280
New Jersey 0.89%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 420,140
Township of Brick, NJ, General Obligation Unlimited ,   3.75%, 9/1/2028 280,000 278,423
698,563
New York 4.49%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 151,250

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  57.25% (continued)
Principal
Amount Market Value
New York 4.49% (continued)
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 $ 100,000 $ 103,508
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 207,374
Metropolitan Transportation Authority, Revenue Bonds ,   5.87%, 11/15/2039 200,000 200,939
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 153,659
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   5.99%, 11/15/2030 125,000 134,005
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 105,000 107,330
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 580,000 593,525
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 500,000 577,128
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 850,943
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 111,569
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2033
@ 100,   5.55%, 11/15/2040 150,000 160,394
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 170,916
3,522,540
North Carolina 0.30%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,753
Ohio 3.44%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 500,000 635,091
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 465,000 520,460
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 190,159
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,155,130
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,270
2,701,110
Pennsylvania 3.94%
City of Reading, PA , Callable 11/1/2024 @ 100,   5.30%, 11/1/2033 500,000 505,329
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 316,348

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  57.25% (continued)
Principal
Amount Market Value
Pennsylvania 3.94% (continued)
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 $ 520,000 $ 597,254
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 137,213
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 493,637
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,055,501
3,105,282
Rhode Island 0.48%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 374,430
Texas 1.62%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 978,016
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 293,992
1,272,008
Virgin Islands 2.59%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,147,465
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 840,000 889,413
2,036,878
Virginia 6.55%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,540,000 5,140,587
Washington 1.73%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 262,148
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 250,000 258,980
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 569,722
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 250,000 263,487
1,354,337

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Municipal Bonds  57.25% (continued)
Principal
Amount Market Value
Wisconsin 0.11%
State of Wisconsin, General Obligation Unlimited ,   2.35%, 5/1/2031 $ 100,000 $ 86,393
Total Municipal Bonds
(Cost $44,870,327) 44,967,488
Money Market Funds 0.23% Shares Market Value
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.73%
(d)
180,321 180,321
Total Money Market Funds
(Cost $180,321) 180,321
Total Investments — 98.70%
(Cost $80,134,239) 77,520,014
Other Assets in Excess of Liabilities  — 1.30% 1,019,405
NET ASSETS - 100.00% $ 78,539,419
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Rate disclosed is the seven day effective yield as of March 31, 2023.
AGM - Assured Guaranty Municipal Corp.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
March 31, 2023 - (Unaudited)

Common Stocks 76.26% Shares Market Value
Energy 0.58%
Williams Companies, Inc. (The) 1,050 $ 31,353
Utilities 75.68%
AES Corp. 6,500 156,520
Ameren Corp. 2,700 233,253
American Electric Power Company, Inc. 2,850 259,321
American Water Works Company, Inc. 200 29,298
Atmos Energy Corp. 650 73,034
Brookfield Renewable Corp., Class A 650 22,717
CenterPoint Energy, Inc. 2,500 73,650
CMS Energy Corp. 550 33,759
Constellation Energy Corp. 1,500 117,750
Dominion Energy, Inc. 1,900 106,229
DTE Energy Co. 2,050 224,557
Duke Energy Corp. 2,350 226,704
Edison International 2,150 151,768
Entergy Corp. 2,300 247,802
Essential Utilities, Inc. 1,750 76,387
Eversource Energy 1,900 148,694
Exelon Corp. 4,850 203,167
FirstEnergy Corp. 3,500 140,210
National Fuel Gas Co. 400 23,096
NextEra Energy, Inc. 4,200 323,736
Nisource, Inc. 2,500 69,900
PPL Corp. 5,550 154,235
Public Service Enterprise Group, Inc. 4,050 252,923
Sempra Energy 1,600 241,856
Southern Co. 1,700 118,286
Southwest Gas Corp. 500 31,225
Vistra Energy Corp. 1,400 33,600
WEC Energy Group, Inc. 1,550 146,925
Xcel Energy, Inc. 3,000 202,320
4,122,922
Total Common Stocks
(Cost $4,073,005) 4,154,275
Preferred Stocks 0.45% Shares Market Value
Utilities 0.45%
Southern Co., 5.25% 1,000 24,420
Total Preferred Stocks
(Cost $24,150) 24,420

Spirit of America Utilities Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)

Shares Market Value
Money Market Funds 32.32%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.73%
(a)
1,760,797 $ 1,760,797
Total Money Market Funds
(Cost $1,760,797) 1,760,797
Total Investments — 109.03%
(Cost $5,857,952) 5,939,492
Liabilities in Excess of Other Assets  — (9.03)% (491,714)
NET ASSETS - 100.00% $ 5,447,778
(a) Rate disclosed is the seven day effective yield as of March 31, 2023.